Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 32,038,423		¥ 24,568,598
Finite-Lived License Agreements, Accumulated Amortization	(24,500,895)		(16,859,719)
Finite-Lived License Agreements, Impairment Amount	(25,317)		(136,706)
Finite-Lived License Agreements, Net	7,512,211	$ 1,079,061	7,572,173
Finite-Lived License Agreements, Gross, Current	11,752,412		6,588,538
Finite-Lived License Agreements, Accumulated Amortization, Current	(10,502,214)		(5,545,886)
Finite-Lived License Agreements, Impairment Amount, Current	(25,317)		(111,389)
Net carrying value, current portion	1,224,881	175,943	931,263
Gross carrying value, non-current portion	20,286,011		17,980,060
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(13,998,681)		(11,313,833)
Finite-Lived License Agreements, Impairment Amount, Non-current			(25,317)
Net carrying value, non-current portion	6,287,330	903,118	6,640,910
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	4,632,586		3,466,207
Finite-Lived License Agreements, Accumulated Amortization	(4,632,586)		(3,233,631)
Finite-Lived License Agreements, Impairment Amount
Finite-Lived License Agreements, Net			232,576
Finite-Lived License Agreements, Gross, Current	4,632,586		3,466,207
Finite-Lived License Agreements, Accumulated Amortization, Current	(4,632,586)		(3,233,631)
Finite-Lived License Agreements, Impairment Amount, Current			0
Net carrying value, current portion			232,576
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	36,671,009		28,034,805
Finite-Lived License Agreements, Accumulated Amortization	(29,133,481)		(20,093,350)
Finite-Lived License Agreements, Impairment Amount	(25,317)		(136,706)
Finite-Lived License Agreements, Net	7,512,211	1,079,061	7,804,749
Finite-Lived License Agreements, Gross, Current	16,384,998		10,054,745
Finite-Lived License Agreements, Accumulated Amortization, Current	(15,134,800)		(8,779,517)
Finite-Lived License Agreements, Impairment Amount, Current	(25,317)		(111,389)
Net carrying value, current portion	1,224,881	175,943	1,163,839
Gross carrying value, non-current portion	20,286,011		17,980,060
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(13,998,681)		(11,313,833)
Finite-Lived License Agreements, Impairment Amount, Non-current			(25,317)
Net carrying value, non-current portion	¥ 6,287,330	$ 903,118	¥ 6,640,910